Balance Sheet and Statement of Operations Detail (Tables)	12 Months Ended
Mar. 31, 2015
Balance Sheet and Statement of Operations Detail [Abstract]
Property and equipment, net
Property and equipment, net, consisted of:

	March 31,
	2015	2014

Furniture	$144	$133
Office Equipment	78	72
Leasehold Improvements	5	5
Total	227	210
Accumulated Depreciation	(121)	(80)
Disposals	-	-
Total Property and Equipment	106	130